Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expense By Nature [Abstract]
Schedule of Operating Expenses by Nature

	Year ended December 31,
in USD ‘000	2021	2020	2019
External research and development costs	38,287	51,803	70,531
Staff costs (note 16)	18,788	19,643	24,556
Professional fees	12,175	3,994	7,072
Rents	60	22	21
Travel expenses	229	156	1,398
Patent registration costs	887	813	882
Depreciation	736	721	737
Other	3,466	2,566	1,914
Total operating expenses by nature	74,627	79,718	107,111

Summary of Depreciation Expense

Depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2021	2020	2019
Research and development expenses	441	447	429
General and administrative expenses	295	274	308
Total depreciation	736	721	737